Acquisition of Correvio LLC	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.    Acquisition of Correvio LLC:

On November 18, 2013, the Company completed the acquisition of Correvio LLC (“Correvio”), a privately held pharmaceutical company headquartered in Geneva, Switzerland, focused on the worldwide marketing, excluding the United States, of AGGRASTAT®, a branded prescription pharmaceutical. The acquisition accelerates the Company’s launch of BRINAVESS™and transformation into a global commercial organization positioned for future growth, reduces BRINAVESS™ build out costs and shortens the time to profitability by providing an established operational and financial infrastructure with significant operating cost synergies.

The Company acquired 100% of Correvio through the purchase of a combination of assets and shares of its subsidiaries in exchange for 19.9% of the Company’s then outstanding shares and deferred consideration of $12,000. The deferred consideration will be repaid monthly at an amount equal to 10% of cash receipts from product sales and any applicable interest accrued at 10% compounded annually. The deferred consideration must be repaid in full by December 1, 2019.

The transaction was accounted using the acquisition method and accordingly, the consideration was allocated to the assets acquired and liabilities assumed on the basis of their respective estimated fair values as of November 18, 2013. The determination of fair value required management to make significant estimates and assumptions. The excess of the purchase price over the final amounts assigned to the assets acquired and liabilities assumed was recorded as goodwill.

The following tables summarize the total consideration transferred and the final amounts of the fair value assigned to the assets acquired and liabilities assumed recognized at the acquisition date:

Consideration

2,481,596 common shares of the Company	9,629	(1)
Deferred consideration	10,685	(2)
Cash consideration	1,266

Fair value of total consideration transferred	$21,580

(1)
The fair value of 19.9% of the Company’s outstanding shares issued on November 18, 2013 (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 was determined based on the closing price on November 17, 2013.

(2)
The fair value of the deferred consideration of $12,000 incurred by the Company on November 18, 2013 adjusted by post-closing adjustments of $1,315. The fair value of deferred consideration was based on significant inputs that are not observable in the market (Level 3 inputs) including forecasted cash receipts from product sales and an estimated discount factor.

Final allocation of purchase price:

Assets acquired
Restricted cash and deposits	$1,274
Accounts receivable	6,142
Inventories	3,781
Prepaid expense and other assets	960
Property and equipment	413
Identifiable intangible assets	16,961
Goodwill	318

Liabilities assumed
Accounts payable and accrued liabilities	8,162
Deferred rent	107

Fair value of net assets acquired	$21,580

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated
	useful life

Marketing rights	10 years	$15,830
Trade name	10 years	1,131

		$16,961

Correvio’s results of operations and estimated fair value of assets acquired and liabilities assumed have been included in the Company’s financial statements from the date of acquisition and include revenue of $3,805 and net losses of $275 to the Company for the period from November 18, 2013 to December 31, 2013.

The following unaudited supplemental pro forma data presents the Company’s operating results as if the acquisition had been completed on January 1, 2013. The pro forma financial information is presented for information purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had actually occurred on January 1, 2013. The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, based on the values assigned in the purchase price allocation.

2013
Pro forma information
Revenue	$30,775
Net earnings	2,169

Basic earnings per share	$0.15
Diluted earnings per share	$0.14